SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Compensation	$ 488	$ 621	$ 1,094
Professional fees	126	98	83
Stock Subscription Payable	0	351
Interest	182	261	1,517
Vacation	42	39	34
Preferred dividends	190	349	202
Other accrued expenses	22	49	65
Total	$ 1,050	1,768	2,995
Stock subscription payable		$ 351	$ 0